ORGANIZATION - Additional Information (Detail) $ / shares in Units, $ in Thousands												1 Months Ended		3 Months Ended		12 Months Ended				36 Months Ended	121 Months Ended	124 Months Ended
	Mar. 08, 2020 ILS (₪)	Feb. 16, 2020 USD ($)	Nov. 01, 2019	Mar. 20, 2019 USD ($)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 ILS (₪)	Mar. 08, 2016 USD ($)	Mar. 08, 2016 ILS (₪)	Mar. 07, 2016 ILS (₪)	Mar. 02, 2016 ILS (₪)	Mar. 01, 2016 ILS (₪)	Mar. 31, 2020 USD ($) a Property Unit Investment Portfolios $ / shares shares	Mar. 31, 2016	Mar. 31, 2020 USD ($) a Property Unit Investment Portfolios $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a Property Unit Investment Portfolios $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Nov. 14, 2012 USD ($) shares	Dec. 31, 2019 USD ($) a Property Unit Investment Portfolios $ / shares shares	Mar. 31, 2020 USD ($) a Property Unit Investment Portfolios $ / shares shares	Mar. 27, 2020 shares	Feb. 19, 2020 $ / shares	Feb. 16, 2020 ILS (₪)	Dec. 18, 2015 Certificate shares	Oct. 23, 2012 USD ($) shares	Dec. 29, 2011 USD ($) shares	Jan. 08, 2009 shares
Organizational Structure [Line Items]
Common stock, shares authorized (in shares)												1,000,000,000		1,000,000,000			1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000
Common stock, shares issued												69,259,122		69,259,122			65,866,765	66,822,861			65,866,765	69,259,122					55,249	220,994
Period of termination of advisory agreement without cause or penalty			30 days
Issuance of common stock | $														$ 262	$ 286		$ 835	$ 1,418	$ 8,666	$ 561,700	$ 561,700
Shares of common stock sold under dividend reinvestment plan | $														76,500							$ 76,300
Redemptions of common stock																					23,819,074
Redemptions of common stock | $				$ 8,600										468	$ 2,539		10,028	123,613	$ 74,780		$ 285,400	$ 285,900
Common stock, value, issued | $												$ 693		$ 693			$ 659	$ 668			$ 659	$ 693					$ 500	$ 2,000
Number of investments in unconsolidated joint venture | Investment												5		5			5				5	5
Number of investments in equity securities | Investment												3		3			3				3	3
Period of termination of renewal of advisory agreement without cause or penalty			90 days
Common Stock Par Value | $ / shares												$ 0.01		$ 0.01			$ 0.01	$ 0.01			$ 0.01	$ 0.01
Preferred Stock,Shares Issued												0		0			0	0			0	0
Office Properties
Organizational Structure [Line Items]
Number of real estate properties consolidated | Property												6		6			6				6	6
Number of real estate properties | Property												6		6			6				6	6
Office Portfolio
Organizational Structure [Line Items]
Number of real estate properties consolidated | Portfolios												1		1			1				1	1
Number of real estate properties | Portfolios												1		1			1				1	1
Office Buildings, Portfolio
Organizational Structure [Line Items]
Number of real estate properties consolidated | Property												4		4			4				4	4
Number of real estate properties | Property												4		4			4				4	4
Undeveloped Land, Portfolio
Organizational Structure [Line Items]
Real estate area of undeveloped land | a												14		14			14				14	14
Apartment Properties Portfolio [Member]
Organizational Structure [Line Items]
Number of real estate properties | Property												1		1			1				1	1
Undeveloped Land
Organizational Structure [Line Items]
Real estate area of undeveloped land | a												1,000		1,000			1,000				1,000	1,000
Number of investments in real estate | Investment												3		3			3				3	3
Number of units in real estate property | Unit												993		993								993
Residential Home Portfolio
Organizational Structure [Line Items]
Number of real estate properties | Portfolios																	1				1
Number of units in real estate property | Unit												993		993			993				993	993
Pacific Oak Strategic Opportunity REIT II, Inc.
Organizational Structure [Line Items]
Common Stock Par Value | $ / shares																								$ 0.01
Merger, common stock conversion ratio																								96.43%
KBS Capital Advisors LLC
Organizational Structure [Line Items]
Preferred Stock,Shares Issued																							3,411,737
Pacific Oak Strategic Opportunity BVI [Member]
Organizational Structure [Line Items]
Common stock, shares authorized (in shares)																										50,000
Number of certificates issued | Certificate																										1
Pacific Oak Strategic Opportunity BVI [Member] | Pacific Oak Strategic Opportunity Limited Partnership [Member]
Organizational Structure [Line Items]
Common stock, shares issued																										10,000
Subsequent Event | Maximum
Organizational Structure [Line Items]
Shares of common stock sold under dividend reinvestment plan | $																$ 800
Special Dividends [Member]
Organizational Structure [Line Items]
Common stock, shares issued												25,976,746		25,976,746			25,976,746				25,976,746	25,976,746
Series A Debentures | Bonds Payable
Organizational Structure [Line Items]
Maximum borrowing capacity | ₪										₪ 1,000,000,000
Contractual interest rate, percentage										4.25%
Proceeds from issuance of debt	₪ 970,200,000				$ 53,600	₪ 194,000,000	$ 249,200	₪ 970,200,000	₪ 127,700,000		₪ 842,500,000
Interest rate during period							4.25%	4.25%				4.25%	4.25%
Series A Debentures | Bonds Payable | Maximum
Organizational Structure [Line Items]
Contractual interest rate, percentage										4.25%
Interest rate during period							4.25%	4.25%		4.25%
Series B Debentures | Bonds Payable
Organizational Structure [Line Items]
Maximum borrowing capacity		$ 74,100																							₪ 254,100,000
Contractual interest rate, percentage		3.93%																							3.93%
Principal of installment payments as percent of face amount		33.33%
Series B Debentures | Bonds Payable | Subsequent Event
Organizational Structure [Line Items]
Maximum borrowing capacity		$ 74,100																							₪ 254,100,000
Contractual interest rate, percentage		3.93%																							3.93%
Principal of installment payments as percent of face amount		33.33%
Common Stock
Organizational Structure [Line Items]
Shares registered in primary offering																													100,000,000
Shares registered for sale under dividend reinvestment plan																													40,000,000
Issuance of common stock														24,645	28,784		84,248	123,264	585,192	56,584,976	56,584,976
Issuance of common stock | $															$ 1		$ 1	$ 1	$ 6
Shares of common stock sold under dividend reinvestment plan														6,851,969							6,827,324
Redemptions of common stock														44,025	266,916		1,040,344	11,330,966	5,307,142			23,863,100
Redemptions of common stock | $															$ 3		$ 10	$ 113	$ 53
Common Stock | Minimum
Organizational Structure [Line Items]
Stock offering, shares authorized for issuance																													250,000
Common Stock | Maximum
Organizational Structure [Line Items]
Stock offering, shares authorized for issuance																													140,000,000
Operating Partnership
Organizational Structure [Line Items]
Partnership interest in operating partnership														0.10%			0.10%
Partnership interest in the operating partnership and is its sole limited partner														99.90%			99.90%